Earnings per common share	12 Months Ended
Mar. 31, 2018
Earnings per common share

19. Earnings per common share

The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2016, 2017 and 2018:

	2016	2017	2018
	(in millions of yen)
Net income:
Net income attributable to MHFG shareholders	850,492	362,440	577,608
Less: Net income attributable to preferred shareholders	2,430	—	—

Net income attributable to common shareholders	848,062	362,440	577,608

Effect of dilutive securities:
Convertible preferred stock	2,430	—	—

Net income attributable to common shareholders after assumed conversions	850,492	362,440	577,608

	2016	2017	2018
	(thousands of shares)
Shares:
Weighted average common shares outstanding	24,806,161	25,285,899	25,366,345

Effect of dilutive securities:
Convertible preferred stock (Note)	563,044	82,993	—
Stock options	17,828	11,410	7,586

Weighted average common shares after assumed conversions	25,387,033	25,380,302	25,373,931

	2016	2017	2018
	(in yen)
Amounts per common share:
Basic net income per common share	34.19	14.33	22.77

Diluted net income per common share	33.50	14.28	22.76

Note:	The number of common shares after assumed conversion of the convertible preferred stock is based on the applicable conversion prices.